EXPENDITURE COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2018
EXPENDITURE COMMITMENTS
Schedule of minimum revenue commitment

	Remaining 2018	2019	2020	2021	2022	Total
30 June 2018 (US$'000)
Hydrocarbon handling and gathering agreement	5,481	10,133	14,449	14,232	6,852	51,147
Crude oil and condensate marketing agreements	2,021	3,075	4,706	7,565	4,381	21,748
Gas processing agreement	1,247	1,993	2,020	-	-	5,260
Gas transportation agreements	128	588	595	-	-	1,311
Total minimum revenue commitment	8,877	15,789	21,770	21,797	11,233	79,466